EATON VANCE INCOME FUND OF BOSTON
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                  CERTIFICATION




         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Income Fund of Boston (The "Registrant") (1933 Act File No. 2-42722) certifies (a) that the forms of prospectus and statement of additional information dated February 1, 1997, do not differ materially from those contained in Post-Effective Amendment No. 42 ("Amendment No. 42") to the Registrant's Registration Statement of Form N-1A, and (b) that Amendment No. 42 was filed electronically with the Commission (Accession No. 0000950156-97-000102) on January 24, 1997.





                                           Eaton Vance Income Fund of Boston




                                           By:/s/ Eric G. Woodbury
                                           Assistant Secretary



Dated: February 3, 1997